NET LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Schedule of dilutive shares

	Year ended December 31, 2020 (Shares)	Year ended December 31, 2019 (Shares)
Convertible debt	56,486,677	28,557,283
Stock options	100,000	100,000
Warrants to purchase shares of common stock	51,188,572	852,775
	107,775,249	29,510,058